Related Party Transactions - Schedule of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Management Personnel [Abstract]
Management salaries and benefits	$ 1,828,346	$ 1,303,494
Share-based payments	1,743,059	302,191
Total	$ 3,571,405	$ 1,605,685